UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22338

Legg Mason Global Asset Management Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 47th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Marc A. De Oliveira

Franklin Templeton

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: September 30

Date of reporting period: March 31, 2021

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Semi-Annual Report	March 31, 2021

BrandywineGLOBAL —

DIVERSIFIED US LARGE

CAP VALUE FUND

The Fund intends to no longer mail paper copies of the Fund’s shareholder reports like this one, unless you specifically request paper copies of the reports from the Fund or from your Service Agent or financial intermediary (such as a broker-dealer or bank). Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically (“e-delivery”), you will not be affected by this change and you need not take any action. If you have not already elected e-delivery, you may elect to receive shareholder reports and other communications from the Fund electronically by contacting your Service Agent or, if you are a direct shareholder with the Fund, by calling 1-877-721-1926.

You may elect to receive all future reports in paper free of charge. If you invest through a Service Agent, you can contact your Service Agent to request that you continue to receive paper copies of your shareholder reports. That election will apply to all Legg Mason Funds held in your account at that Service Agent. If you are a direct shareholder with the Fund, you can call the Fund at 1-877-721-1926, or write to the Fund by regular mail at Legg Mason Funds, P.O. Box 9699, Providence, RI 02940-9699 or by express, certified or registered mail to Legg Mason Funds, 4400 Computer Drive, Westborough, MA 01581 to let the Fund know you wish to continue receiving paper copies of your shareholder reports. That election will apply to all Legg Mason Funds held in your account held directly with the fund complex.

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Fund objective

The Fund seeks long-term capital appreciation.

Letter from the president

Dear Shareholder,

We are pleased to provide the semi-annual report of BrandywineGLOBAL — Diversified US Large Cap Value Fund for the six-month reporting period ended March 31, 2021. Please read on for Fund performance information during the Fund’s reporting period.

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.leggmason.com. Here you can gain immediate access to market and investment information, including:

•	Fund prices and performance,

•	Market insights and commentaries from our portfolio managers, and

•	A host of educational resources.

We look forward to helping you meet your financial goals.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

April 30, 2021

II	BrandywineGLOBAL — Diversified US Large Cap Value Fund

Performance review

For the six months ended March 31, 2021, Class A shares of BrandywineGLOBAL — Diversified US Large Cap Value Fund, excluding sales charges, returned 31.33%. The Fund’s unmanaged benchmark, the Russell 1000 Value Indexi, returned 29.34% for the same period. The Lipper Large-Cap Value Funds Category Averageii returned 29.08% over the same time frame.

Performance Snapshot as of March 31, 2021 (unaudited)
(excluding sales charges)	6 months
BrandywineGLOBAL — Diversified US Large Cap Value Fund:
Class A	31.33%
Class A2	31.29%
Class C	30.87%
Class R	31.16%
Class I	31.51%
Class IS	31.57%
Russell 1000 Value Index	29.34%
Lipper Large-Cap Value Funds Category Average	29.08%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/mutualfunds.

All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply or the deduction of taxes that a shareholder would pay on Fund distributions. If sales charges were reflected, the performance quoted would be lower. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

Fund performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.

Total Annual Operating Expenses (unaudited)

As of the Fund’s current prospectus dated January 29, 2021, the gross total annual fund operating expense ratios for Class A, Class A2, Class C, Class R, Class I and Class IS shares were 1.17%, 1.22%, 2.09%, 1.69%, 0.82% and 0.74%, respectively.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

As a result of expense limitation arrangements, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend expenses on short sales, taxes, extraordinary expense, and acquired fund fees and expenses, to average net assets will not exceed 1.15% for Class A shares, 1.35% for Class A2 shares, 1.90% for Class C shares, 1.40% for Class R shares, 0.80% for Class I shares and 0.70% for Class IS shares. In addition, the ratio of total annual fund operating

BrandywineGLOBAL — Diversified US Large Cap Value Fund	III

Performance review (cont’d)

expenses of Class IS shares will not exceed the ratio of total annual fund operating expenses for Class I shares. Total annual fund operating expenses after waiving fees and/or reimbursing expenses exceed the expense limitation (“expense cap”) for Class A, Class C, Class R, Class I and Class IS shares as a result of acquired fund fees and expenses. These expense limitation arrangements cannot be terminated prior to December 31, 2022 without the Board of Trustees’ consent.

The manager is permitted to recapture amounts waived and/or reimbursed to a class within three years after the fiscal year if the class’ total annual fund operating expenses have fallen to a level below the expense cap in effect at the time the fees were earned, or the expenses incurred. In no case will the manager recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual fund operating expenses exceeding the expense cap or any other lower limit then in effect.

The manager has also agreed to voluntarily waive fees and/or reimburse operating expenses, other than interest, brokerage commissions, dividend expense on shorts ales, taxes, extraordinary expenses and acquired fund fees and expenses, so that the ratio of total annual fund operating expenses to average net assets of Class A, Class A2, Class C and Class R shares will not exceed 1.10%, 1.30%, 1.85% and 1.35%, respectively. These expense limitation arrangements are expected to continue until December 31, 2022, but may be terminated at any time by the manager.

As always, thank you for your confidence in our stewardship of your assets.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

April 30, 2021

RISKS: Equity securities are subject to market and price fluctuations. Large capitalization companies may fall out of favor with investors based on market and economic conditions. In return for the relative stability and low volatility of large capitalization companies, the Fund’s value may not rise as much as the value of funds that invest in companies with smaller market capitalizations. In addition, the value approach to investing involves the risk that stocks may remain undervalued. Value stocks may underperform the overall equity market while the market concentrates on growth stocks. Please see the Fund’s prospectus for a more complete discussion of these and other risks and the Fund’s investment strategies.

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results. All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

IV	BrandywineGLOBAL — Diversified US Large Cap Value Fund

[i]

The Russell 1000 Value Index measures the performance of the large-cap value segment of the U.S. equity universe. It includes those Russell 1000 Index companies with lower price-to-book ratios and lower expected growth values. (A price-to-book ratio is the price of a stock compared to the difference between a company’s assets and liabilities). The Russell 1000 Index measures the performance of the large-cap segment of the U.S. equity universe. It is a subset of the Russell 3000 Index and includes approximately 1,000 of the largest securities based on a combination of their market cap and current index membership. The Russell 1000 represents approximately 90% of the U.S. market. The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the U.S. equity market.

ii

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the six-month period ended March 31, 2021, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 348 funds in the Fund’s Lipper category, and excluding sales charges, if any.

BrandywineGLOBAL — Diversified US Large Cap Value Fund	V

Fund at a glance† (unaudited)

Investment breakdown (%) as a percent of total investments

†

The bar graph above represents the composition of the Fund’s investments as of March 31, 2021 and September 30, 2020. The Fund is actively managed. As a result, the composition of the Fund’s investments is subject to change at any time.

BrandywineGLOBAL — Diversified US Large Cap Value Fund 2021 Semi-Annual Report	1

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on October 1, 2020 and held for the six months ended March 31, 2021.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[1]
	Actual Total Return Without Sales Charge[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]		Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]
Class A	31.33%	$1,000.00	$1,313.30	1.10%	$6.34	Class A	5.00%	$1,000.00	$1,019.45	1.10%	$5.54
Class A2	31.29	1,000.00	1,312.90	1.17	6.75	Class A2	5.00	1,000.00	1,019.10	1.17	5.89
Class C	30.87	1,000.00	1,308.70	1.85	10.65	Class C	5.00	1,000.00	1,015.71	1.85	9.30
Class R	31.16	1,000.00	1,311.60	1.35	7.78	Class R	5.00	1,000.00	1,018.20	1.35	6.79
Class I	31.51	1,000.00	1,315.10	0.80	4.62	Class I	5.00	1,000.00	1,020.94	0.80	4.03
Class IS	31.57	1,000.00	1,315.70	0.70	4.04	Class IS	5.00	1,000.00	1,021.44	0.70	3.53

2	BrandywineGLOBAL — Diversified US Large Cap Value Fund 2021 Semi-Annual Report

[1]	For the six months ended March 31, 2021.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A and Class A2 shares or the applicable contingent deferred sales charge (“CDSC”) with respect to Class C shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182), then divided by 365.

BrandywineGLOBAL — Diversified US Large Cap Value Fund 2021 Semi-Annual Report	3

Schedule of investments (unaudited)

March 31, 2021

BrandywineGLOBAL — Diversified US Large Cap Value Fund

Security	Shares	Value
Common Stocks — 98.4%
Communication Services — 3.1%
Media — 3.1%
Comcast Corp., Class A Shares	272,900	$14,766,619
Discovery Inc., Class A Shares	10,500	456,330	*
Fox Corp., Class A Shares	28,900	1,043,579
Interpublic Group of Cos. Inc.	19,400	566,480
Omnicom Group Inc.	18,400	1,364,360
Total Communication Services		18,197,368
Consumer Discretionary — 12.6%
Auto Components — 0.1%
Lear Corp.	3,500	634,375
Automobiles — 1.7%
Ford Motor Co.	344,600	4,221,350	*
General Motors Co.	98,100	5,636,826	*
Total Automobiles		9,858,176
Distributors — 0.4%
Genuine Parts Co.	12,400	1,433,316
LKQ Corp.	26,400	1,117,512	*
Total Distributors		2,550,828
Diversified Consumer Services — 0.1%
Service Corp. International	14,900	760,645
Hotels, Restaurants & Leisure — 0.1%
Hyatt Hotels Corp., Class A Shares	3,500	289,450	*
Household Durables — 1.8%
DR Horton Inc.	31,400	2,798,368
Lennar Corp., Class A Shares	23,900	2,419,397
Mohawk Industries Inc.	6,000	1,153,860	*
Newell Brands Inc.	36,800	985,504
PulteGroup Inc.	22,900	1,200,876
Tempur Sealy International Inc.	7,000	255,920
Toll Brothers Inc.	7,000	397,110
Whirlpool Corp.	5,500	1,211,925
Total Household Durables		10,422,960
Internet & Direct Marketing Retail — 0.6%
eBay Inc.	59,800	3,662,152
Leisure Products — 0.2%
Brunswick Corp.	6,500	619,905
Polaris Inc.	2,500	333,750
Total Leisure Products		953,655

See Notes to Financial Statements.

4	BrandywineGLOBAL — Diversified US Large Cap Value Fund 2021 Semi-Annual Report

BrandywineGLOBAL — Diversified US Large Cap Value Fund

Security	Shares	Value
Multiline Retail — 1.9%
Dollar Tree Inc.	20,400	$2,334,984	*
Target Corp.	43,800	8,675,466
Total Multiline Retail		11,010,450
Specialty Retail — 5.6%
Advance Auto Parts Inc.	6,000	1,100,940
AutoNation Inc.	7,500	699,150	*
AutoZone Inc.	1,500	2,106,450	*
Best Buy Co. Inc.	22,400	2,571,744
CarMax Inc.	6,500	862,290	*
Home Depot Inc.	24,900	7,600,725
Lowe’s Cos. Inc.	63,700	12,114,466
O’Reilly Automotive Inc.	6,500	3,297,125	*
Tractor Supply Co.	6,900	1,221,852
Williams-Sonoma Inc.	4,500	806,400
Total Specialty Retail		32,381,142
Textiles, Apparel & Luxury Goods — 0.1%
Hanesbrands Inc.	13,400	263,578
Skechers U.S.A. Inc., Class A Shares	8,000	333,680	*
Total Textiles, Apparel & Luxury Goods		597,258
Total Consumer Discretionary		73,121,091
Consumer Staples — 5.7%
Beverages — 0.1%
Molson Coors Beverage Co., Class B Shares	7,000	358,050	*
Food & Staples Retailing — 0.4%
Casey’s General Stores Inc.	3,000	648,570
Walgreens Boots Alliance Inc.	30,900	1,696,410
Total Food & Staples Retailing		2,344,980
Food Products — 1.8%
Archer-Daniels-Midland Co.	49,300	2,810,100
Bunge Ltd.	12,000	951,240
Conagra Brands Inc.	32,900	1,237,040
JM Smucker Co.	6,500	822,445
Kraft Heinz Co.	83,200	3,328,000
Tyson Foods Inc., Class A Shares	19,900	1,478,570
Total Food Products		10,627,395
Household Products — 1.4%
Procter & Gamble Co.	58,300	7,895,569

See Notes to Financial Statements.

BrandywineGLOBAL — Diversified US Large Cap Value Fund 2021 Semi-Annual Report	5

Schedule of investments (unaudited) (cont’d)

March 31, 2021

BrandywineGLOBAL — Diversified US Large Cap Value Fund

Security	Shares	Value
Tobacco — 2.0%
Altria Group Inc.	67,200	$3,437,952
Philip Morris International Inc.	93,600	8,306,064
Total Tobacco		11,744,016
Total Consumer Staples		32,970,010
Energy — 3.8%
Oil, Gas & Consumable Fuels — 3.8%
Cheniere Energy Inc.	21,900	1,577,019	*
Continental Resources Inc.	31,400	812,318	*
EOG Resources Inc.	51,300	3,720,789
Exxon Mobil Corp.	153,400	8,564,322
Marathon Oil Corp.	28,400	303,312
Phillips 66	29,400	2,397,276
Valero Energy Corp.	27,400	1,961,840
Williams Cos. Inc.	107,100	2,537,199
Total Energy		21,874,075
Financials — 28.3%
Banks — 15.4%
Bank of America Corp.	592,000	22,904,480
Citizens Financial Group Inc.	28,400	1,253,860
Comerica Inc.	9,000	645,660
Commerce Bancshares Inc.	6,840	524,012
Cullen/Frost Bankers Inc.	3,500	380,660
East-West Bancorp Inc.	9,500	701,100
Fifth Third Bancorp	47,800	1,790,110
Huntington Bancshares Inc.	59,300	932,196
JPMorgan Chase & Co.	191,800	29,197,714
KeyCorp	65,700	1,312,686
M&T Bank Corp.	8,000	1,212,880
PNC Financial Services Group Inc.	28,900	5,069,349
Regions Financial Corp.	64,700	1,336,702
SVB Financial Group	3,500	1,727,810	*
Truist Financial Corp.	48,800	2,846,016
US Bancorp	99,560	5,506,664
Wells Fargo & Co.	272,400	10,642,668
Western Alliance Bancorp	6,500	613,860
Zions Bancorp NA	10,500	577,080
Total Banks		89,175,507
Capital Markets — 5.1%
Ameriprise Financial Inc.	8,500	1,975,825
Bank of New York Mellon Corp.	59,800	2,827,942

See Notes to Financial Statements.

6	BrandywineGLOBAL — Diversified US Large Cap Value Fund 2021 Semi-Annual Report

BrandywineGLOBAL — Diversified US Large Cap Value Fund

Security	Shares	Value
Capital Markets — continued
BlackRock Inc.	9,500	$7,162,620
Goldman Sachs Group Inc.	22,400	7,324,800
LPL Financial Holdings Inc.	5,400	767,664
Nasdaq Inc.	11,000	1,622,060
Northern Trust Corp.	14,400	1,513,584
Raymond James Financial Inc.	9,000	1,103,040
SEI Investments Co.	9,500	578,835
State Street Corp.	23,900	2,007,839
T. Rowe Price Group Inc.	15,400	2,642,640
Total Capital Markets		29,526,849
Consumer Finance — 1.4%
Ally Financial Inc.	25,400	1,148,334
Capital One Financial Corp.	30,900	3,931,407
Discover Financial Services	12,000	1,139,880
OneMain Holdings Inc.	5,000	268,600
Synchrony Financial	39,300	1,597,938
Total Consumer Finance		8,086,159
Diversified Financial Services — 0.4%
Equitable Holdings Inc.	29,900	975,338
Jefferies Financial Group Inc.	17,900	538,790
Voya Financial Inc.	8,500	540,940
Total Diversified Financial Services		2,055,068
Insurance — 6.0%
Aflac Inc.	47,300	2,420,814
Alleghany Corp.	500	313,145	*
Allstate Corp.	20,400	2,343,960
American Financial Group Inc.	6,000	684,600
Arch Capital Group Ltd.	26,400	1,012,968	*
Assurant Inc.	4,000	567,080
Chubb Ltd.	30,400	4,802,288
Cincinnati Financial Corp.	6,000	618,540
Everest Re Group Ltd.	2,500	619,525
First American Financial Corp.	6,000	339,900
Hartford Financial Services Group Inc.	24,400	1,629,676
Lincoln National Corp.	12,400	772,148
Loews Corp.	17,400	892,272
Markel Corp.	900	1,025,658	*
MetLife Inc.	60,700	3,689,953
Old Republic International Corp.	12,900	281,736
Principal Financial Group Inc.	18,900	1,133,244

See Notes to Financial Statements.

BrandywineGLOBAL — Diversified US Large Cap Value Fund 2021 Semi-Annual Report	7

Schedule of investments (unaudited) (cont’d)

March 31, 2021

BrandywineGLOBAL — Diversified US Large Cap Value Fund

Security	Shares	Value
Insurance — continued
Progressive Corp.	39,800	$3,805,278
Prudential Financial Inc.	26,400	2,405,040
Travelers Cos. Inc.	31,400	4,722,560
WR Berkley Corp.	12,000	904,200
Total Insurance		34,984,585
Total Financials		163,828,168
Health Care — 15.2%
Biotechnology — 1.9%
Alexion Pharmaceuticals Inc.	12,900	1,972,539	*
Amgen Inc.	35,900	8,932,279
Total Biotechnology		10,904,818
Health Care Equipment & Supplies — 0.3%
Hologic Inc.	22,400	1,666,112	*
Health Care Providers & Services — 9.2%
AmerisourceBergen Corp.	17,400	2,054,418
Anthem Inc.	21,400	7,681,530
Cigna Corp.	20,900	5,052,366
DaVita Inc.	9,500	1,023,815	*
HCA Healthcare Inc.	29,400	5,537,196
Henry Schein Inc.	8,500	588,540	*
Laboratory Corp. of America Holdings	8,500	2,167,755	*
McKesson Corp.	13,900	2,711,056
Molina Healthcare Inc.	5,000	1,168,800	*
Quest Diagnostics Inc.	11,500	1,475,910
UnitedHealth Group Inc.	62,185	23,137,173
Universal Health Services Inc., Class B Shares	7,000	933,730
Total Health Care Providers & Services		53,532,289
Life Sciences Tools & Services — 0.2%
Bio-Rad Laboratories Inc., Class A Shares	2,000	1,142,340	*
Pharmaceuticals — 3.6%
Jazz Pharmaceuticals PLC	5,000	821,850	*
Johnson & Johnson	123,500	20,297,225
Total Pharmaceuticals		21,119,075
Total Health Care		88,364,634
Industrials — 10.5%
Aerospace & Defense — 1.0%
BWX Technologies Inc.	3,500	230,790
General Dynamics Corp.	24,900	4,520,844
Textron Inc.	19,900	1,115,992
Total Aerospace & Defense		5,867,626

See Notes to Financial Statements.

8	BrandywineGLOBAL — Diversified US Large Cap Value Fund 2021 Semi-Annual Report

BrandywineGLOBAL — Diversified US Large Cap Value Fund

Security	Shares	Value
Air Freight & Logistics — 1.3%
Expeditors International of Washington Inc.	4,000	$430,760
United Parcel Service Inc., Class B Shares	41,800	7,105,582
Total Air Freight & Logistics		7,536,342
Building Products — 1.3%
Allegion PLC	3,500	439,670
Fortune Brands Home & Security Inc.	12,000	1,149,840
Johnson Controls International PLC	62,200	3,711,474
Masco Corp.	22,400	1,341,760
Owens Corning	9,500	874,855
Total Building Products		7,517,599
Construction & Engineering — 0.1%
Quanta Services Inc.	9,000	791,820
Electrical Equipment — 0.8%
Emerson Electric Co.	35,400	3,193,788
Hubbell Inc.	4,500	841,005
Sensata Technologies Holding PLC	9,000	521,550	*
Total Electrical Equipment		4,556,343
Industrial Conglomerates — 1.8%
3M Co.	50,300	9,691,804
Carlisle Cos. Inc.	4,500	740,610
Total Industrial Conglomerates		10,432,414
Machinery — 2.6%
AGCO Corp.	6,500	933,725
Cummins Inc.	12,900	3,342,519
Dover Corp.	12,400	1,700,412
ITT Inc.	7,500	681,825
Oshkosh Corp.	4,000	474,640
PACCAR Inc.	23,400	2,174,328
Parker-Hannifin Corp.	8,000	2,523,440
Pentair PLC	13,900	866,248
Snap-on Inc.	4,900	1,130,626
Westinghouse Air Brake Technologies Corp.	16,400	1,298,224
Total Machinery		15,125,987
Road & Rail — 1.1%
AMERCO	1,800	1,102,680
CSX Corp.	46,800	4,512,456
Knight-Swift Transportation Holdings Inc.	14,400	692,496
Total Road & Rail		6,307,632

See Notes to Financial Statements.

BrandywineGLOBAL — Diversified US Large Cap Value Fund 2021 Semi-Annual Report	9

Schedule of investments (unaudited) (cont’d)

March 31, 2021

BrandywineGLOBAL — Diversified US Large Cap Value Fund

Security	Shares	Value
Trading Companies & Distributors — 0.5%
United Rentals Inc.	4,500	$1,481,895	*
W.W. Grainger Inc.	3,500	1,403,255
Total Trading Companies & Distributors		2,885,150
Total Industrials		61,020,913
Information Technology — 13.1%
Communications Equipment — 2.3%
Cisco Systems Inc.	248,500	12,849,935
Juniper Networks Inc.	19,900	504,067
Total Communications Equipment		13,354,002
Electronic Equipment, Instruments & Components — 0.9%
Arrow Electronics Inc.	6,500	720,330	*
CDW Corp.	12,400	2,055,300
Corning Inc.	42,300	1,840,473
Jabil Inc.	12,400	646,784
Total Electronic Equipment, Instruments & Components		5,262,887
IT Services — 0.9%
Cognizant Technology Solutions Corp., Class A Shares	46,300	3,616,956
Genpact Ltd.	15,900	680,838
Western Union Co.	35,900	885,294
Total IT Services		5,183,088
Semiconductors & Semiconductor Equipment — 4.6%
Applied Materials Inc.	62,200	8,309,920
Broadcom Inc.	23,900	11,081,474
First Solar Inc.	4,000	349,200	*
Micron Technology Inc.	65,700	5,795,397	*
Qorvo Inc.	6,500	1,187,550	*
Total Semiconductors & Semiconductor Equipment		26,723,541
Software — 3.2%
CDK Global Inc.	7,000	378,420
Oracle Corp.	257,900	18,096,843
Total Software		18,475,263
Technology Hardware, Storage & Peripherals — 1.2%
Hewlett Packard Enterprise Co.	114,000	1,794,360
HP Inc.	114,000	3,619,500
NetApp Inc.	19,400	1,409,798
Total Technology Hardware, Storage & Peripherals		6,823,658
Total Information Technology		75,822,439
Materials — 3.7%
Chemicals — 1.7%
Celanese Corp.	10,000	1,498,100

See Notes to Financial Statements.

10	BrandywineGLOBAL — Diversified US Large Cap Value Fund 2021 Semi-Annual Report

BrandywineGLOBAL — Diversified US Large Cap Value Fund

Security	Shares	Value
Chemicals — continued
Eastman Chemical Co.	11,500	$1,266,380
FMC Corp.	11,500	1,272,015
Huntsman Corp.	11,500	331,545
LyondellBasell Industries NV, Class A Shares	28,900	3,007,045
Mosaic Co.	32,900	1,039,969
RPM International Inc.	11,000	1,010,350
Scotts Miracle-Gro Co.	1,400	342,958
Total Chemicals		9,768,362
Containers & Packaging — 1.4%
Amcor PLC	138,400	1,616,512
Avery Dennison Corp.	4,500	826,425
Berry Global Group Inc.	7,500	460,500	*
Crown Holdings Inc.	11,500	1,115,960
International Paper Co.	34,400	1,860,008
Packaging Corp. of America	8,000	1,075,840
Sealed Air Corp.	12,900	591,078
Sonoco Products Co.	5,500	348,150
Total Containers & Packaging		7,894,473
Metals & Mining — 0.6%
Nucor Corp.	25,900	2,078,993
Reliance Steel & Aluminum Co.	5,500	837,595
Steel Dynamics Inc.	17,900	908,604
Total Metals & Mining		3,825,192
Total Materials		21,488,027
Real Estate — 0.5%
Real Estate Management & Development — 0.5%
CBRE Group Inc., Class A Shares	28,900	2,286,279	*
Jones Lang LaSalle Inc.	4,500	805,680	*
Total Real Estate		3,091,959
Utilities — 1.9%
Electric Utilities — 1.0%
Exelon Corp.	84,600	3,700,404
NRG Energy Inc.	20,900	788,557
OGE Energy Corp.	11,000	355,960
Pinnacle West Capital Corp.	10,500	854,175
Total Electric Utilities		5,699,096
Gas Utilities — 0.1%
UGI Corp.	17,400	713,574
Independent Power and Renewable Electricity Producers — 0.3%
AES Corp.	57,800	1,549,618

See Notes to Financial Statements.

BrandywineGLOBAL — Diversified US Large Cap Value Fund 2021 Semi-Annual Report	11

Schedule of investments (unaudited) (cont’d)

March 31, 2021

BrandywineGLOBAL — Diversified US Large Cap Value Fund

Security		Shares	Value
Multi-Utilities — 0.5%
Public Service Enterprise Group Inc.		46,300	$2,787,723
Total Utilities			10,750,011
Total Common Stocks (Cost — $394,072,105)			570,528,695
Investments in Underlying Funds — 1.3%
iShares Trust, iShares Russell 1000 Value ETF (Cost — $6,501,894)		49,106	7,442,015
Total Investments before Short-Term Investments (Cost — $400,573,999)			577,970,710

	Rate
Short-Term Investments — 0.4%
JPMorgan U.S. Government Money Market Fund, Institutional Class (Cost — $2,496,674)	0.026%	2,496,674	2,496,674
Total Investments — 100.1% (Cost — $403,070,673)			580,467,384
Liabilities in Excess of Other Assets — (0.1)%			(353,236)
Total Net Assets — 100.0%			$580,114,148

*	Non-income producing security.

Abbreviation(s) used in this schedule:

ETF	— Exchange-Traded Fund

See Notes to Financial Statements.

12	BrandywineGLOBAL — Diversified US Large Cap Value Fund 2021 Semi-Annual Report

Statement of assets and liabilities (unaudited)

March 31, 2021

Assets:
Investments, at value (Cost — $403,070,673)	$580,467,384
Cash	4,340
Receivable for securities sold	16,705,342
Dividends and interest receivable	442,350
Receivable for Fund shares sold	141,597
Prepaid expenses	37,378
Total Assets	597,798,391

Liabilities:
Payable for Fund shares repurchased	17,263,999
Investment management fee payable	322,229
Trustees’ fees payable	13,626
Service and/or distribution fees payable	8,726
Accrued expenses	75,663
Total Liabilities	17,684,243
Total Net Assets	$580,114,148

Net Assets:
Par value (Note 7)	$272
Paid-in capital in excess of par value	370,805,239
Total distributable earnings (loss)	209,308,637
Total Net Assets	$580,114,148

See Notes to Financial Statements.

BrandywineGLOBAL — Diversified US Large Cap Value Fund 2021 Semi-Annual Report	13

Statement of assets and liabilities (unaudited) (cont’d)

March 31, 2021

Net Assets:
Class A	$1,337,616
Class A2	$39,868,181
Class C	$128,555
Class R	$178,716
Class I	$4,850,306
Class IS	$533,750,774

Shares Outstanding:
Class A	62,708
Class A2	1,897,927
Class C	6,078
Class R	8,424
Class I	227,290
Class IS	25,017,059

Net Asset Value:
Class A (and redemption price)	$21.33
Class A2 (and redemption price)	$21.01
Class C*	$21.15
Class R (and redemption price)	$21.22
Class I (and redemption price)	$21.34
Class IS (and redemption price)	$21.34
Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 5.75%)	$22.63
Class A2 (based on maximum initial sales charge of 5.75%)	$22.29

* Redemption price per share is NAV of Class C shares reduced by a 1.00% CDSC if shares are redeemed within one year from purchase payment (Note 2).

See Notes to Financial Statements.

14	BrandywineGLOBAL — Diversified US Large Cap Value Fund 2021 Semi-Annual Report

Statement of operations (unaudited)

For the Six Months Ended March 31, 2021

Investment Income:
Dividends	$6,400,370
Interest	320
Total Investment Income	6,400,690

Expenses:
Investment management fee (Note 2)	1,693,481
Service and/or distribution fees (Notes 2 and 5)	45,816
Registration fees	45,181
Transfer agent fees (Note 5)	42,449
Fund accounting fees	35,764
Trustees’ fees	30,436
Legal fees	22,277
Audit and tax fees	19,070
Shareholder reports	7,801
Custody fees	3,434
Insurance	2,991
Interest expense	29
Miscellaneous expenses	4,343
Total Expenses	1,953,072
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	(42,896)
Net Expenses	1,910,176
Net Investment Income	4,490,514

Realized and Unrealized Gain on Investments (Notes 1 and 3):
Net Realized Gain From Investment Transactions	31,140,648
Change in Net Unrealized Appreciation (Depreciation) From Investments	108,115,451
Net Gain on Investments	139,256,099
Increase in Net Assets From Operations	$143,746,613

See Notes to Financial Statements.

BrandywineGLOBAL — Diversified US Large Cap Value Fund 2021 Semi-Annual Report	15

Statements of changes in net assets

For the Six Months Ended March 31, 2021 (unaudited) and the Year Ended September 30, 2020	2021	2020

Operations:
Net investment income	$4,490,514	$11,093,018
Net realized gain	31,140,648	9,783,376
Change in net unrealized appreciation (depreciation)	108,115,451	(50,222,093)
Increase (Decrease) in Net Assets From Operations	143,746,613	(29,345,699)

Distributions to Shareholders From (Notes 1 and 6):
Total distributable earnings	(14,941,764)	(61,869,107)
Decrease in Net Assets From Distributions to Shareholders	(14,941,764)	(61,869,107)

Fund Share Transactions (Note 7):
Net proceeds from sale of shares	27,077,726	66,507,853
Reinvestment of distributions	14,878,784	61,590,502
Cost of shares repurchased	(50,588,185)	(210,667,175)
Decrease in Net Assets From Fund Share Transactions	(8,631,675)	(82,568,820)
Increase (Decrease) in Net Assets	120,173,174	(173,783,626)

Net Assets:
Beginning of period	459,940,974	633,724,600
End of period	$580,114,148	$459,940,974

See Notes to Financial Statements.

16	BrandywineGLOBAL — Diversified US Large Cap Value Fund 2021 Semi-Annual Report

Financial highlights

For a share of each class of beneficial interest outstanding throughout each year ended September 30, unless otherwise noted:
Class A Shares[1]	2021[2]	2020	2019	2018	2017	2016

Net asset value, beginning of period	$16.66	$19.77	$21.85	$21.07	$18.64	$17.88

Income (loss) from operations:
Net investment income	0.13	0.31	0.32	0.26	0.27	0.27
Net realized and unrealized gain (loss)	5.01	(1.31)	(0.52)	2.19	3.40	1.62
Total income (loss) from operations	5.14	(1.00)	(0.20)	2.45	3.67	1.89

Less distributions from:
Net investment income	(0.20)	(0.49)	(0.29)	(0.32)	(0.26)	(0.23)
Net realized gains	(0.27)	(1.62)	(1.59)	(1.35)	(0.98)	(0.90)
Total distributions	(0.47)	(2.11)	(1.88)	(1.67)	(1.24)	(1.13)

Net asset value, end of period	$21.33	$16.66	$19.77	$21.85	$21.07	$18.64
Total return[3]	31.33%	(6.24)%	(0.36)%	12.12%	20.54%	10.85%

Net assets, end of period (000s)	$1,338	$1,361	$2,440	$1,972	$1,096	$1,194

Ratios to average net assets:
Gross expenses	1.22%[4]	1.18%[5]	1.13%[5]	1.13%[5]	1.18%[5]	1.19%[5]
Net expenses[6,7,8]	1.10 [4]	1.10 [5]	1.10 [5]	1.10 [5]	1.08 [5]	1.09 [5]
Net investment income	1.38 [4]	1.76	1.68	1.23	1.39	1.51

Portfolio turnover rate	46%	54%	51%[9]	46%	38%	58%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended March 31, 2021 (unaudited).

[3]

Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]	Reflects recapture of fees waived and/or expenses reimbursed from prior fiscal years.

[6]	Reflects fee waivers and/or expense reimbursements.

[7]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A shares did not exceed 1.15%. This expense limitation arrangement cannot be terminated prior to December 31, 2022 without the Board of Trustees’ consent.

[8]

As a result of a voluntary expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A shares did not exceed 1.10%. This expense limitation arrangement is expected to continue until December 31, 2022, but may be terminated at any time by the manager.

[9]	Excludes securities delivered as a result of a redemption in-kind.

See Notes to Financial Statements.

BrandywineGLOBAL — Diversified US Large Cap Value Fund 2021 Semi-Annual Report	17

Financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended September 30, unless otherwise noted:
Class A2 Shares[1]	2021[2]	2020	2019	2018	2017	2016

Net asset value, beginning of period	$16.42	$19.52	$21.60	$20.87	$18.49	$17.79

Income (loss) from operations:
Net investment income	0.12	0.29	0.31	0.22	0.24	0.25
Net realized and unrealized gain (loss)	4.94	(1.28)	(0.52)	2.17	3.38	1.60
Total income (loss) from operations	5.06	(0.99)	(0.21)	2.39	3.62	1.85

Less distributions from:
Net investment income	(0.20)	(0.49)	(0.28)	(0.31)	(0.26)	(0.25)
Net realized gains	(0.27)	(1.62)	(1.59)	(1.35)	(0.98)	(0.90)
Total distributions	(0.47)	(2.11)	(1.87)	(1.66)	(1.24)	(1.15)

Net asset value, end of period	$21.01	$16.42	$19.52	$21.60	$20.87	$18.49
Total return[3]	31.29%	(6.29)%	(0.44)%	11.93%	20.38%	10.67%

Net assets, end of period (000s)	$39,868	$29,880	$33,415	$29,364	$21,506	$14,852

Ratios to average net assets:
Gross expenses	1.18%[4]	1.21%	1.19%[5]	1.30%[5]	1.32%[5]	1.33%[5]
Net expenses[6,7,8]	1.17 [4]	1.19	1.17 [5]	1.28 [5]	1.21 [5]	1.22 [5]
Net investment income	1.29 [4]	1.70	1.62	1.03	1.24	1.39

Portfolio turnover rate	46%	54%	51%[9]	46%	38%	58%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended March 31, 2021 (unaudited).

[3]

Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]	Reflects recapture of fees waived and/or expenses reimbursed from prior fiscal years.

[6]	Reflects fee waivers and/or expense reimbursements.

[7]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A2 shares did not exceed 1.35%. This expense limitation arrangement cannot be terminated prior to December 31, 2022 without the Board of Trustees’ consent.

[8]

As a result of a voluntary expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A2 shares did not exceed 1.30%. This expense limitation arrangement is expected to continue until December 31, 2022, but may be terminated at any time by the manager.

[9]	Excludes securities delivered as a result of a redemption in-kind.

See Notes to Financial Statements.

18	BrandywineGLOBAL — Diversified US Large Cap Value Fund 2021 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended September 30, unless otherwise noted:
Class C Shares[1]	2021[2]	2020		2019	2018	2017	2016

Net asset value, beginning of period	$16.61	$19.21		$21.50	$20.79	$18.36	$17.75

Income (loss) from operations:
Net investment income	0.06	0.31	[3]	0.18	0.09	0.13	0.14
Net realized and unrealized gain (loss)	4.97	(1.29)		(0.56)	2.17	3.36	1.59
Total income (loss) from operations	5.03	(0.98)		(0.38)	2.26	3.49	1.73

Less distributions from:
Net investment income	(0.22)	—		(0.32)	(0.20)	(0.08)	(0.22)
Net realized gains	(0.27)	(1.62)		(1.59)	(1.35)	(0.98)	(0.90)
Total distributions	(0.49)	(1.62)		(1.91)	(1.55)	(1.06)	(1.12)

Net asset value, end of period	$21.15	$16.61		$19.21	$21.50	$20.79	$18.36
Total return[4]	30.87%	(6.06)%[3]		(1.29)%	11.28%	19.70%	10.04%

Net assets, end of period (000s)	$129	$141		$213	$288	$586	$347

Ratios to average net assets:
Gross expenses	2.21%[5]	2.34%[6]		1.89%[6]	2.04%[6]	1.98%[6]	1.94%[6]
Net expenses[7,8,9]	1.85 [5]	1.08	[3,6]	1.85 [6]	1.85 [6]	1.81 [6]	1.84 [6]
Net investment income	0.63 [5]	1.81	[3]	0.96	0.42	0.64	0.81

Portfolio turnover rate	46%	54%		51%[10]	46%	38%	58%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended March 31, 2021 (unaudited).

[3]

Ratios and total return for Class C for the year ended September 30, 2020 reflect prior period 12b-1 fee reimbursements. If these reimbursements were not included, net investment income per share would have been $0.20, total return would have been (6.80)% and the net expense and net investment income ratios would have been 1.71% and 1.18%, respectively.

[4]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]	Reflects recapture of fees waived and/or expenses reimbursed from prior fiscal years.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class C shares did not exceed 1.90%. This expense limitation arrangement cannot be terminated prior to December 31, 2022 without the Board of Trustees’ consent.

[9]

As a result of a voluntary expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class C shares did not exceed 1.85%. This expense limitation arrangement is expected to continue until December 31, 2022, but may be terminated at any time by the manager.

[10]	Excludes securities delivered as a result of a redemption in-kind.

See Notes to Financial Statements.

BrandywineGLOBAL — Diversified US Large Cap Value Fund 2021 Semi-Annual Report	19

Financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended September 30, unless otherwise noted:
Class R Shares[1]	2021[2]	2020	2019	2018	2017	2016

Net asset value, beginning of period	$16.58	$19.70	$21.80	$21.01	$18.60	$17.86

Income (loss) from operations:
Net investment income	0.10	0.27	0.28	0.20	0.22	0.22
Net realized and unrealized gain (loss)	4.99	(1.30)	(0.53)	2.20	3.39	1.63
Total income (loss) from operations	5.09	(1.03)	(0.25)	2.40	3.61	1.85

Less distributions from:
Net investment income	(0.18)	(0.47)	(0.26)	(0.26)	(0.22)	(0.21)
Net realized gains	(0.27)	(1.62)	(1.59)	(1.35)	(0.98)	(0.90)
Total distributions	(0.45)	(2.09)	(1.85)	(1.61)	(1.20)	(1.11)

Net asset value, end of period	$21.22	$16.58	$19.70	$21.80	$21.01	$18.60
Total return[3]	31.16%	(6.44)%	(0.62)%	11.89%	20.18%	10.61%

Net assets, end of period (000s)	$179	$118	$107	$68	$14	$12

Ratios to average net assets:
Gross expenses	1.60%[4]	1.68%	1.58%[5]	1.39%[5]	1.45%	1.51%
Net expenses[6,7,8]	1.35 [4]	1.35	1.35 [5]	1.35 [5]	1.35	1.34
Net investment income	1.09 [4]	1.55	1.44	0.93	1.10	1.25

Portfolio turnover rate	46%	54%	51%[9]	46%	38%	58%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended March 31, 2021 (unaudited).

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]	Reflects recapture of fees waived and/or expenses reimbursed from prior fiscal years.

[6]	Reflects fee waivers and/or expense reimbursements.

[7]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class R shares did not exceed 1.40%. This expense limitation arrangement cannot be terminated prior to December 31, 2022 without the Board of Trustees’ consent.

[8]

As a result of a voluntary expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class R shares did not exceed 1.35%. This expense limitation arrangement is expected to continue until December 31, 2022, but may be terminated at any time by the manager.

[9]	Excludes securities delivered as a result of a redemption in-kind.

See Notes to Financial Statements.

20	BrandywineGLOBAL — Diversified US Large Cap Value Fund 2021 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended September 30, unless otherwise noted:
Class I Shares[1]	2021[2]	2020	2019	2018	2017	2016

Net asset value, beginning of period	$16.70	$19.79	$21.88	$21.10	$18.67	$17.92

Income (loss) from operations:
Net investment income	0.15	0.37	0.37	0.34	0.33	0.33
Net realized and unrealized gain (loss)	5.02	(1.31)	(0.52)	2.17	3.40	1.63
Total income (loss) from operations	5.17	(0.94)	(0.15)	2.51	3.73	1.96

Less distributions from:
Net investment income	(0.26)	(0.53)	(0.35)	(0.38)	(0.32)	(0.31)
Net realized gains	(0.27)	(1.62)	(1.59)	(1.35)	(0.98)	(0.90)
Total distributions	(0.53)	(2.15)	(1.94)	(1.73)	(1.30)	(1.21)

Net asset value, end of period	$21.34	$16.70	$19.79	$21.88	$21.10	$18.67
Total return[3]	31.51%	(5.93)%	(0.10)%	12.48%	20.83%	11.24%

Net assets, end of period (000s)	$4,850	$3,630	$4,743	$19,444	$13,028	$9,625

Ratios to average net assets:
Gross expenses	0.84%[4]	0.85%[5]	0.83%[5]	0.85%[5]	0.90%	0.88%[5]
Net expenses[6,7]	0.80 [4]	0.80 [5]	0.80 [5]	0.80 [5]	0.79	0.78 [5]
Net investment income	1.65 [4]	2.09	1.92	1.59	1.67	1.82

Portfolio turnover rate	46%	54%	51%[8]	46%	38%	58%

1 Per share amounts have been calculated using the average shares method.

[2]	For the six months ended March 31, 2021 (unaudited).

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

4 Annualized.

5 Reflects recapture of fees waived and/or expenses reimbursed from prior fiscal years.

6 Reflects fee waivers and/or expense reimbursements.

[7]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 0.80%. This expense limitation arrangement cannot be terminated prior to December 31, 2022 without the Board of Trustees’ consent.

[8]	Excludes securities delivered as a result of a redemption in-kind.

See Notes to Financial Statements.

BrandywineGLOBAL — Diversified US Large Cap Value Fund 2021 Semi-Annual Report	21

Financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended September 30, unless otherwise noted:
Class IS Shares[1]	2021[2]	2020	2019	2018	2017	2016

Net asset value, beginning of period	$16.71	$19.82	$21.91	$21.11	$18.68	$17.94

Income (loss) from operations:
Net investment income	0.16	0.38	0.40	0.34	0.35	0.34
Net realized and unrealized gain (loss)	5.02	(1.30)	(0.53)	2.20	3.40	1.62
Total income (loss) from operations	5.18	(0.92)	(0.13)	2.54	3.75	1.96

Less distributions from:
Net investment income	(0.28)	(0.57)	(0.37)	(0.39)	(0.34)	(0.32)
Net realized gains	(0.27)	(1.62)	(1.59)	(1.35)	(0.98)	(0.90)
Total distributions	(0.55)	(2.19)	(1.96)	(1.74)	(1.32)	(1.22)

Net asset value, end of period	$21.34	$16.71	$19.82	$21.91	$21.11	$18.68
Total return[3]	31.57%	(5.82)%	0.01%	12.60%	20.97%	11.28%

Net assets, end of period (millions)	$534	$425	$593	$938	$802	$829

Ratios to average net assets:
Gross expenses	0.72%[4]	0.73%[5]	0.72%[5]	0.72%[5]	0.80%	0.80%
Net expenses[6,7]	0.70 [4]	0.70 [5]	0.70 [5]	0.70 [5]	0.70	0.70
Net investment income	1.76 [4]	2.17	2.08	1.61	1.76	1.90

Portfolio turnover rate	46%	54%	51%[8]	46%	38%	58%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended March 31, 2021 (unaudited).

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]	Reflects recapture of fees waived and/or expenses reimbursed from prior fiscal years.

[6]	Reflects fee waivers and/or expense reimbursements.

[7]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class IS shares did not exceed 0.70%. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2022 without the Board of Trustees’ consent.

[8]	Excludes securities delivered as a result of a redemption in-kind.

See Notes to Financial Statements.

22	BrandywineGLOBAL — Diversified US Large Cap Value Fund 2021 Semi-Annual Report

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

BrandywineGLOBAL — Diversified US Large Cap Value Fund (the “Fund”) is a separate diversified investment series of Legg Mason Global Asset Management Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Global Fund Valuation Committee (formerly known as Legg Mason North Atlantic Fund Valuation Committee prior to March 1, 2021) (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the

BrandywineGLOBAL — Diversified US Large Cap Value Fund 2021 Semi-Annual Report	23

Notes to financial statements (unaudited) (cont’d)

Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

24	BrandywineGLOBAL — Diversified US Large Cap Value Fund 2021 Semi-Annual Report

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Common Stocks	$570,528,695	—	—	$570,528,695
Investments in Underlying Funds	7,442,015	—	—	7,442,015
Total Long-Term Investments	577,970,710	—	—	577,970,710
Short-Term Investments†	2,496,674	—	—	2,496,674
Total Investments	$580,467,384	—	—	$580,467,384

†	See Schedule of Investments for additional detailed categorizations.

(b) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income (including interest income from payment-in-kind securities), adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

(c) Distributions to shareholders. Distributions from net investment income and distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(d) Share class accounting. Investment income, common expenses and realized/ unrealized gains (losses) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.

(e) Compensating balance arrangements. The Fund has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Fund’s cash on deposit with the bank.

(f) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing

BrandywineGLOBAL — Diversified US Large Cap Value Fund 2021 Semi-Annual Report	25

Notes to financial statements (unaudited) (cont’d)

requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.

Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of September 30, 2020, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

(g) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s investment manager and Brandywine Global Investment Management, LLC (“Brandywine Global”) is the Fund’s subadviser. LMPFA and Brandywine Global are indirect, wholly-owned subsidiaries of Franklin Resources, Inc. (“Franklin Resources”).

Under the investment management agreement, the Fund pays an investment management fee, calculated daily and paid monthly, in accordance with the following breakpoint schedule:

Average Daily Net Assets	Annual Rate
First $1 billion	0.650%
Next $1 billion	0.625
Next $3 billion	0.600
Next $5 billion	0.575
Over $10 billion	0.550

LMPFA provides administrative and certain oversight services to the Fund. LMPFA delegates to the subadviser the day-to-day portfolio management of the Fund. For its services, LMPFA pays Brandywine Global a fee monthly, at an annual rate equal to 90% of the net management fee it receives from the Fund.

As a result of expense limitation arrangements between the Fund and LMPFA, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A, Class A2, Class C, Class R, Class I and Class IS shares did not exceed 1.15%, 1.35%, 1.90%, 1.40%, 0.80% and 0.70%, respectively. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2022 without the Board of Trustees’ consent.

As a result of voluntary expense limitation arrangements, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend expense on short

26	BrandywineGLOBAL — Diversified US Large Cap Value Fund 2021 Semi-Annual Report

sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A, Class A2, Class C and Class R shares did not exceed 1.10%, 1.30%, 1.85% and 1.35%, respectively. These arrangements are expected to continue until December 31, 2022, but may be terminated at any time by LMPFA.

During the six months ended March 31, 2021, fees waived and/or expenses reimbursed amounted to $42,896.

LMPFA is permitted to recapture amounts waived and/or reimbursed to a class within three years after the fiscal year in which LMPFA earned the fee or incurred the expense if the class’ total annual fund operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will LMPFA recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual fund operating expenses exceeding the expense cap or any other lower limit then in effect.

Pursuant to these arrangements, at March 31, 2021, the Fund had remaining fee waivers and/or expense reimbursements subject to recapture by LMPFA and respective dates of expiration as follows:

	Class A	Class A2	Class C	Class R	Class I	Class IS
Expires September 30, 2021	$540	$4,197	—	$17	$9,854	$192,320
Expires September 30, 2022	606	4,987	$291	194	4,225	124,983
Expires September 30, 2023	1,341	8,319	49	379	2,127	129,252
Expires September 30, 2024	779	2,717	168	188	792	38,172
Total fee waivers/expense reimbursements subject to recapture	$3,266	$20,220	$508	$778	$16,998	$484,727

For the six months ended March 31, 2021, LMPFA did not recapture any fees.

Legg Mason Investor Services, LLC (“LMIS”) serves as the Fund’s sole and exclusive distributor. LMIS is an indirect, wholly-owned broker-dealer subsidiary of Franklin Resources.

There is a maximum initial sales charge of 5.75% for Class A and Class A2 shares. There is a contingent deferred sales charge (“CDSC”) of 1.00% on Class C shares, which applies if redemption occurs within 12 months from purchase payment. In certain cases, Class A and Class A2 shares have a 1.00% CDSC, which applies if redemption occurs within 18 months from purchase payment. This CDSC only applies to those purchases of Class A and Class A2 shares, which, when combined with current holdings of other shares of funds sold by LMIS, equal or exceed $1,000,000 in the aggregate. These purchases do not incur an initial sales charge.

BrandywineGLOBAL — Diversified US Large Cap Value Fund 2021 Semi-Annual Report	27

Notes to financial statements (unaudited) (cont’d)

For the six months ended March 31, 2021, sales charges retained by and CDSCs paid to LMIS and its affiliates, if any, were as follows:

	Class A	Class A2
Sales charges	$49	$31,937
CDSCs	—	—

Under a Deferred Compensation Plan (the “Plan”), Trustees may have elected to defer receipt of all or a specified portion of their compensation. A participating Trustee selected one or more funds managed by affiliates of Legg Mason in which his or her deferred trustee’s fees were deemed to be invested. Deferred amounts remain in the Fund until distributed in accordance with the Plan. In May 2015, the Board of Trustees approved an amendment to the Plan so that effective January 1, 2016, no compensation earned after that date may be deferred under the Plan.

All officers and one Trustee of the Trust are employees of Franklin Resources or its affiliates and do not receive compensation from the Trust.

As of March 31, 2021, Franklin Resources and its affiliates owned 91% of the Fund.

3. Investments

During the six months ended March 31, 2021, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

Purchases	$232,537,837
Sales	250,923,550

At March 31, 2021, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Securities	$403,070,673	$177,586,485	$(189,774)	$177,396,711

4. Derivative instruments and hedging activities

During the six months ended March 31, 2021, the Fund did not invest in derivative instruments.

5. Class specific expenses, waivers and/or expense reimbursements

The Fund has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan the Fund pays service and/or distribution fees with respect to its Class A, Class A2, Class C and Class R shares calculated at the annual rate of 0.25%, 0.25%, 1.00% and 0.50% of the average daily net assets of each class, respectively. Service and/or distribution fees are accrued daily and paid monthly.

28	BrandywineGLOBAL — Diversified US Large Cap Value Fund 2021 Semi-Annual Report

For the six months ended March 31, 2021, class specific expenses were as follows:

	Service and/or Distribution Fees		Transfer Agent Fees
Class A	$1,647		$1,669
Class A2	43,105		37,379
Class C	695	†	342
Class R	369		286
Class I	—		2,465
Class IS	—		308
Total	$45,816		$42,449

†	Amount shown is exclusive of expense reimbursements. For the six months ended March 31, 2021, the service and/or distribution fees reimbursed amounted to $80 for Class C shares.

For the six months ended March 31, 2021, waivers and/or expense reimbursements by class were as follows:

Waivers/Expense Reimbursements
Class A	$779
Class A2	2,717
Class C	248
Class R	188
Class I	792
Class IS	38,172
Total	$42,896

6. Distributions to shareholders by class

	Six Months Ended March 31, 2021	Year Ended September 30, 2020
Net Investment Income:
Class A	$13,913	$49,320
Class A2	362,731	836,712
Class C	1,828	—
Class R	1,376	2,655
Class I	55,719	131,731
Class IS	7,064,453	14,979,608
Total	$7,500,020	$16,000,026

BrandywineGLOBAL — Diversified US Large Cap Value Fund 2021 Semi-Annual Report	29

Notes to financial statements (unaudited) (cont’d)

	Six Months Ended March 31, 2021	Year Ended September 30, 2020
Net Realized Gains:
Class A	$19,085	$163,762
Class A2	498,843	2,797,496
Class C	2,244	18,047
Class R	2,085	9,267
Class I	58,119	404,329
Class IS	6,861,368	42,476,180
Total	$7,441,744	$45,869,081

7. Shares of beneficial interest

At March 31, 2021, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Fund has the ability to issue multiple classes of shares. Each class of shares represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.

Transactions in shares of each class were as follows:

	Six Months Ended March 31, 2021		Year Ended September 30, 2020
	Shares	Amount	Shares	Amount
Class A
Shares sold	6,915	$132,805	71,116	$1,236,816
Shares issued on reinvestment	1,507	27,714	11,239	210,963
Shares repurchased	(27,393)	(512,351)	(124,109)	(2,254,947)
Net decrease	(18,971)	$(351,832)	(41,754)	$(807,168)

Class A2
Shares sold	199,464	$3,696,576	382,516	$6,654,371
Shares issued on reinvestment	47,574	861,574	196,337	3,634,208
Shares repurchased	(168,925)	(3,164,138)	(470,892)	(8,175,562)
Net increase	78,113	$1,394,012	107,961	$2,113,017

Class C
Shares sold	33	$601	1,464	$24,837
Shares issued on reinvestment	222	4,072	968	18,047
Shares repurchased	(2,648)	(50,064)	(5,039)	(80,111)
Net decrease	(2,393)	$(45,391)	(2,607)	$(37,227)

Class R
Shares sold	1,243	$22,849	1,467	$26,722
Shares issued on reinvestment	159	2,914	637	11,922
Shares repurchased	(95)	(1,806)	(431)	(6,908)
Net increase	1,307	$23,957	1,673	$31,736

30	BrandywineGLOBAL — Diversified US Large Cap Value Fund 2021 Semi-Annual Report

	Six Months Ended March 31, 2021		Year Ended September 30, 2020
	Shares	Amount	Shares	Amount
Class I
Shares sold	34,292	$691,777	68,132	$1,225,705
Shares issued on reinvestment	3,135	57,613	13,837	259,574
Shares repurchased	(27,532)	(516,116)	(104,271)	(1,754,562)
Net increase (decrease)	9,895	$233,274	(22,302)	$(269,283)

Class IS
Shares sold	1,175,183	$22,533,118	3,478,633	$57,339,402
Shares issued on reinvestment	758,024	13,924,897	3,062,675	57,455,788
Shares repurchased	(2,345,650)	(46,343,710)	(11,025,102)	(198,395,085)
Net decrease	(412,443)	$(9,885,695)	(4,483,794)	$(83,599,895)

8. Recent accounting pronouncement

In March 2020, the Financial Accounting Standards Board issued Accounting Standards Update No. 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting (the “ASU”). The amendments in the ASU provide optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the London Interbank Offered Rate and other interbank-offered based reference rates as of the end of 2021. The ASU is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and believes the adoption of this ASU will not have a material impact on the financial statements.

9. Other matter

The outbreak of the respiratory illness COVID-19 (commonly referred to as “coronavirus”) has continued to rapidly spread around the world, causing considerable uncertainty for the global economy and financial markets. The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, are not known. The COVID-19 pandemic could adversely affect the value and liquidity of the Fund’s investments, impair the Fund’s ability to satisfy redemption requests, and negatively impact the Fund’s performance. In addition, the outbreak of COVID-19, and measures taken to mitigate its effects, could result in disruptions to the services provided to the Fund by its service providers.

BrandywineGLOBAL — Diversified US Large Cap Value Fund 2021 Semi-Annual Report	31

BrandywineGLOBAL —

Diversified US Large Cap Value Fund

Trustees

Ruby P. Hearn

Arnold L. Lehman

Chairman

Robin J.W. Masters

Jill E. McGovern

Arthur S. Mehlman

G. Peter O’Brien

S. Ford Rowan

Robert M. Tarola

Jane Trust

Investment manager

Legg Mason Partners Fund Advisor, LLC

Subadviser

Brandywine Global Investment Management, LLC

Distributor

Legg Mason Investor Services, LLC

Custodian

The Bank of New York Mellon

Transfer agent

BNY Mellon Investment

Servicing (US) Inc.

4400 Computer Drive

Westborough, MA 01581

Independent registered public accounting firm

PricewaterhouseCoopers LLP

Baltimore, MD

BrandywineGLOBAL — Diversified US Large Cap Value Fund

The Fund is a separate investment series of Legg Mason Global Asset Management Trust, a Maryland statutory trust.

BrandywineGLOBAL — Diversified US Large Cap Value Fund

Legg Mason Funds

620 Eighth Avenue, 47th Floor

New York, NY 10018

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov. To obtain information on Form N-PORT, shareholders can call the Fund at 1-877-721-1926.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 1-877-721-1926, (2) at www.leggmason.com/mutualfunds and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of BrandywineGLOBAL — Diversified US Large Cap Value Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.

Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.leggmason.com

© 2021 Legg Mason Investor Services, LLC

Member FINRA, SIPC

Legg Mason Funds Privacy and Security Notice

Your Privacy and the Security of Your Personal Information is Very Important to the Legg Mason Funds

This Privacy and Security Notice (the “Privacy Notice”) addresses the Legg Mason Funds’ privacy and data protection practices with respect to nonpublic personal information the Funds receive. The Legg Mason Funds include any funds sold by the Funds’ distributor, Legg Mason Investor Services, LLC, as well as Legg Mason-sponsored closed-end funds. The provisions of this Privacy Notice apply to your information both while you are a shareholder and after you are no longer invested with the Funds.

The Type of Nonpublic Personal Information the Funds Collect About You

The Funds collect and maintain nonpublic personal information about you in connection with your shareholder account. Such information may include, but is not limited to:

•	Personal information included on applications or other forms;

•	Account balances, transactions, and mutual fund holdings and positions;

•	Bank account information, legal documents, and identity verification documentation;

•	Online account access user IDs, passwords, security challenge question responses; and

•	Information received from consumer reporting agencies regarding credit history and creditworthiness (such as the amount of an individual’s total debt, payment history, etc.).

How the Funds Use Nonpublic Personal Information About You

The Funds do not sell or share your nonpublic personal information with third parties or with affiliates for their marketing purposes, or with other financial institutions or affiliates for joint marketing purposes, unless you have authorized the Funds to do so. The Funds do not disclose any nonpublic personal information about you except as may be required to perform transactions or services you have authorized or as permitted or required by law.

The Funds may disclose information about you to:

•	Employees, agents, and affiliates on a “need to know” basis to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

•

Service providers, including the Funds’ affiliates, who assist the Funds as part of the ordinary course of business (such as printing, mailing services, or processing or servicing your account with us) or otherwise perform services on the Funds’ behalf, including companies that may perform statistical analysis, market research and marketing services solely for the Funds;

•

Permit access to transfer, whether in the United States or countries outside of the United States to such Funds’ employees, agents and affiliates and service providers as required to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

•	The Funds’ representatives such as legal counsel, accountants and auditors to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

•	Fiduciaries or representatives acting on your behalf, such as an IRA custodian or trustee of a grantor trust.

NOT PART OF THE SEMI-ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

Except as otherwise permitted by applicable law, companies acting on the Funds’ behalf, including those outside the United States, are contractually obligated to keep nonpublic personal information the Funds provide to them confidential and to use the information the Funds share only to provide the services the Funds ask them to perform. The Funds may disclose nonpublic personal information about you when necessary to enforce their rights or protect against fraud, or as permitted or required by applicable law, such as in connection with a law enforcement or regulatory request, subpoena, or similar legal process. In the event of a corporate action or in the event a Fund service provider changes, the Funds may be required to disclose your nonpublic personal information to third parties. While it is the Funds’ practice to obtain protections for disclosed information in these types of transactions, the Funds cannot guarantee their privacy policy will remain unchanged.

Keeping You Informed of the Funds’ Privacy and Security Practices

The Funds will notify you annually of their privacy policy as required by federal law. While the Funds reserve the right to modify this policy at any time they will notify you promptly if this privacy policy changes.

The Funds’ Security Practices

The Funds maintain appropriate physical, electronic and procedural safeguards designed to guard your nonpublic personal information. The Funds’ internal data security policies restrict access to your nonpublic personal information to authorized employees, who may use your nonpublic personal information for Fund business purposes only.

Although the Funds strive to protect your nonpublic personal information, they cannot ensure or warrant the security of any information you provide or transmit to them, and you do so at your own risk. In the event of a breach of the confidentiality or security of your nonpublic personal information, the Funds will attempt to notify you as necessary, so you can take appropriate protective steps. If you have consented to the Funds using electronic communications or electronic delivery of statements, they may notify you under such circumstances using the most current email address you have on record with them.

In order for the Funds to provide effective service to you, keeping your account information accurate is very important. If you believe that your account information is incomplete, not accurate or not current, if you have questions about the Funds’ privacy practices, or our use of your nonpublic personal information, write the Funds using the contact information on your account statements, email the Funds by clicking on the Contact Us section of the Funds’ website at www.leggmason.com, or contact the Fund at 1-877-721-1926.

Revised April 2018

Legg Mason California Consumer Privacy Act Policy

Although much of the personal information we collect is “nonpublic personal information” subject to federal law, residents of California may, in certain circumstances, have additional rights under the California Consumer Privacy Act (“CCPA”). For example, if you are a broker,

NOT PART OF THE SEMI-ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

dealer, agent, fiduciary, or representative acting by or on behalf of, or for, the account of any other person(s) or household, or a financial advisor, or if you have otherwise provided personal information to us separate from the relationship we have with personal investors, the provisions of this Privacy Policy apply to your personal information (as defined by the CCPA).

•

In addition to the provisions of the Legg Mason Funds Security and Privacy Notice, you may have the right to know the categories and specific pieces of personal information we have collected about you.

•	You also have the right to request the deletion of the personal information collected or maintained by the Funds.

If you wish to exercise any of the rights you have in respect of your personal information, you should advise the Funds by contacting them as set forth below. The rights noted above are subject to our other legal and regulatory obligations and any exemptions under the CCPA. You may designate an authorized agent to make a rights request on your behalf, subject to the identification process described below. We do not discriminate based on requests for information related to our use of your personal information, and you have the right not to receive discriminatory treatment related to the exercise of your privacy rights.

We may request information from you in order to verify your identity or authority in making such a request. If you have appointed an authorized agent to make a request on your behalf, or you are an authorized agent making such a request (such as a power of attorney or other written permission), this process may include providing a password/passcode, a copy of government issued identification, affidavit or other applicable documentation, i.e. written permission. We may require you to verify your identity directly even when using an authorized agent, unless a power of attorney has been provided. We reserve the right to deny a request submitted by an agent if suitable and appropriate proof is not provided.

For the 12-month period prior to the date of this Privacy Policy, the Legg Mason Funds have not sold any of your personal information; nor do we have any plans to do so in the future.

Contact Information

Address: Data Privacy Officer, 100 International Dr., Baltimore, MD 21202

Email: DataProtectionOfficer@franklintempleton.com

Phone: 1-800-396-4748

Revised October 2020

NOT PART OF THE SEMI-ANNUAL REPORT

www.leggmason.com

© 2021 Legg Mason Investor Services, LLC Member FINRA, SIPC

LMFX013521 5/21 SR21-4138

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

ITEM 13.	EXHIBITS.

(a) (1) Not applicable.

Exhibit  99.CODE ETH

(a) (2)  Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Global Asset Management Trust

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:  May 24, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:  May 24, 2021

By:	/s/ Christopher Berarducci
Christopher Berarducci
Principal Financial Officer

Date:  May 24, 2021